Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2023, 2022 and 2021 and our financial performance for each such fiscal year, in accordance with Item 402(v).

Year	Summary Compensation Table for PEO (1)(2) ($)	Compensation Actually Paid to PEO (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs (3) ($)	Total Shareholder Return (“TSR”) (4) ($)	Net Loss (5) ($)
2023	1,240,791	1,219,051	562,612	535,095	(94)	(31,798,000)
2022	747,416	(192,950)	462,705	(268,611)	(79)	(101,146,000)
2021	732,981	191,642	1,147,786	784,845	3	(9,079,000)

(1) Michael A. DeGiglio served as the principal executive officer of the Company during 2021, 2022 and 2023.

(2) The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table” of this Proxy Statement. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Stephen C. Ruffini and Ann Gillin Lefever and Mandesh Dosanjh (ii) for 2022, Stephen C. Ruffini, Mandesh Dosanjh, Eric Janke and Bret Wiley; and (iii) for 2021, Stephen C. Ruffini, Mandesh Dosanjh, Orville Bovenschen and Derin Gemmel.

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2023	PEO	$1,240,791	$(82,440)	$76,100	$—	$—	$(15,400)	$—	$—	$1,219,051
2023	NEOs	$562,612	$(164,800)	$164,883	$(19,300)	$—	$(8,300)	$—	$—	$535,095
2022	PEO	$747,416	$—	$—	$(468,000)	$—	$(472,366)	$—	$—	$(192,950)
2022	NEOs	$462,705	$(395,000)	$90,000	$(257,316)	$—	$(169,000)	$—	$—	$(268,611)
2021	PEO	$732,981	$—	$—	$(1,069,669)	$—	$528,330	$—	$—	$191,642
2021	NEOs	$1,147,786	$(277,502)	$41,450	$(268,222)	$—	$141,333	$—	$—	$784,845

(a)) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year.

(4) The comparison of total shareholder returns assumes that $100 was invested on December 31, 2020, in Village Farms.

(5) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	(1) Michael A. DeGiglio served as the principal executive officer of the Company during 2021, 2022 and 2023.
Peer Group Issuers, Footnote	(4) The comparison of total shareholder returns assumes that $100 was invested on December 31, 2020, in Village Farms.
PEO Total Compensation Amount	$ 1,240,791	$ 747,416	$ 732,981
PEO Actually Paid Compensation Amount	$ 1,219,051	(192,950)	191,642
Adjustment To PEO Compensation, Footnote

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2023	PEO	$1,240,791	$(82,440)	$76,100	$—	$—	$(15,400)	$—	$—	$1,219,051
2023	NEOs	$562,612	$(164,800)	$164,883	$(19,300)	$—	$(8,300)	$—	$—	$535,095
2022	PEO	$747,416	$—	$—	$(468,000)	$—	$(472,366)	$—	$—	$(192,950)
2022	NEOs	$462,705	$(395,000)	$90,000	$(257,316)	$—	$(169,000)	$—	$—	$(268,611)
2021	PEO	$732,981	$—	$—	$(1,069,669)	$—	$528,330	$—	$—	$191,642
2021	NEOs	$1,147,786	$(277,502)	$41,450	$(268,222)	$—	$141,333	$—	$—	$784,845

(a)) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 562,612	462,705	1,147,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 535,095	(268,611)	784,845
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO or the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in the compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation and the average total compensation of the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year	Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Value of Dividends or Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Reflected in the Value of Total Compensation	Equals Compensation Actually Paid
2023	PEO	$1,240,791	$(82,440)	$76,100	$—	$—	$(15,400)	$—	$—	$1,219,051
2023	NEOs	$562,612	$(164,800)	$164,883	$(19,300)	$—	$(8,300)	$—	$—	$535,095
2022	PEO	$747,416	$—	$—	$(468,000)	$—	$(472,366)	$—	$—	$(192,950)
2022	NEOs	$462,705	$(395,000)	$90,000	$(257,316)	$—	$(169,000)	$—	$—	$(268,611)
2021	PEO	$732,981	$—	$—	$(1,069,669)	$—	$528,330	$—	$—	$191,642
2021	NEOs	$1,147,786	$(277,502)	$41,450	$(268,222)	$—	$141,333	$—	$—	$784,845

(a)) For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR

The graph below illustrates the relationship between CAP and our TSR for the CEO and the other NEOs.

$3,100 $192 $(193) $63 $3 $(79) $(7) $(8) $(52) $1,797 $785 $(268) $(100) $(80) $(60) $(40) $(20) $- $20 $40 $60 $80 $(500) $- $500 $1,000 $1,500 $2,000 $2,500 $3,000 $3,500 December 31, 2020 December 31, 2021 December 31, 2022 Total Shareholder Return (TSR) Compensation Actually Paid ( $ millions) CAP vs. Company TSR vs. Peer Group TSR CEO CAP Avg Other NEOs CAP VFF Peer Group $3,100 $192 $(193) $63 $3 $(79) $(7) $(8) $(52) $1,797 $785 $(17) $(100) $(80) $(60) $(40) $(20) $- $20 $40 $60 $80 $(500) $- $500 $1,000 $1,500 $2,000 $2,500 $3,000 $3,500 December 31, 2020 December 31, 2021 December 31, 2022 Total Shareholder Return (TSR) Compensation Actually Paid ( $millions) CEO Pay versus Performance: Total Shareholder Return CEO CAP Avg Other NEOs CAP VFF Peer Group

Compensation Actually Paid vs. Net Income

Relationship between CAP and GAAP Loss

The graph below reflects the relationship between the CEO and the average other NEOs CAP and our GAAP Net Loss for each year.

Compensation Actually Paid ( $ millions) CAP vs. Net Income $3,500 $ $(9,079) $(11,608) $3,000 $(20,000) $2,500 $3,100 $192 $1,797 $(193) $785 $(101,146) $(40,000) $2,000 $1,500 $(60,000) $1,000 $(80,000) $500 $(100,000) $ $(268) $(500) $(120,000) December 31, 2020 December 31, 2021 December 31, 2022 CEO CAP Avg Other NEOs CAP GAAP Net Loss GAAP Net Loss ( $ millions)

Total Shareholder Return Amount	$ (94)	(79)	3
Net Income (Loss)	$ (31,798,000)	$ (101,146,000)	$ (9,079,000)
PEO Name	Michael A. DeGiglio	Michael A. DeGiglio	Michael A. DeGiglio
PEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,440)
PEO | Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,100
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (468,000)	$ (1,069,669)
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,400)	(472,366)	528,330
Non-PEO NEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,800)	(395,000)	(277,502)
Non-PEO NEO | Fair Value at Fiscal Year-end of Outstanding and Unvested Option Awards and Stock Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,883	90,000	41,450
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,300)	(257,316)	(268,222)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,300)	$ (169,000)	$ 141,333